Subsequent Event	9 Months Ended
Sep. 30, 2011
Subsequent Event [Abstract]
Subsequent Event

9. Subsequent Event

On October 17, 2011, the Company filed a registration statement on Form S-1 with the SEC for a proposed public offering of shares of its common stock by the Company and certain of its stockholders. The number of shares to be offered by the stockholders has not yet been determined but the Company intends to issue up to one million new shares. Merrill Lynch, Pierce, Fenner & Smith Incorporated and Morgan Stanley & Co. LLC are acting as joint book-running managers for the offering.